SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	88,312,068	42,720,067
Common shares, shares outstanding	88,312,068	42,720,067
Parent Company
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	88,312,068	42,720,067
Common shares, shares outstanding	88,312,068	42,720,067